Other Employee Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Other Employee Benefit Plans [Abstract]
Other Employee Benefit Plans
OTHER EMPLOYEE BENEFIT PLANS
Defined Contribution Plan - In January 2011, Atlas formed a defined contribution 401(k) plan covering all qualified employees of Atlas and its subsidiaries. Employees can choose to contribute up to 60% of their annual earnings but not more than $17,000 for 2013 to the plan. Qualifying employees age 50 and older can contribute an additional $5,500 in 2013. Atlas matches 50% of the employee contribution up to 5% of annual earnings for a total maximum expense of 2.5% of annual earnings per participant. Atlas contributions are discretionary. Employees are 100% vested in their own contributions and vest in Atlas contributions based on years of service with 100% vested after five years. Company contributions were $32,000 and $25,000 for the three month periods ended September 30, 2013 and 2012, respectively, and were $103,000 and $82,000 for nine month period ended September 30, 2013 and 2012, respectively.
Employee Stock Purchase Plan - In the second quarter of 2011, Atlas initiated the Atlas Employee Stock Purchase Plan (the “ESPP”) to encourage continued employee interest in the operation, growth and development of Atlas and to provide an additional investment opportunity to employees. Beginning in June 2011, full time and permanent part time employees working more than 30 hours per week are allowed to invest up to 5% of adjusted salary in Atlas ordinary voting common shares. Atlas matches 50% of the employee contribution up to 5% of annual earnings for a total maximum expense of 2.5% of annual earnings per participant. Atlas will also pay administrative costs related to this plan. Costs incurred related to this plan were $14,000 and $11,000 for the three month periods ended September 30, 2013 and 2012, respectively, and were $41,000 and $37,000 for nine month period ended September 30, 2013 and 2012, respectively.

OTHER EMPLOYEE BENEFIT PLANS
Defined Benefit Plan – Prior to December 31, 1997, substantially all salaried employees of American Country were covered by a defined benefit pension plan known as the American Country Pension Plan (the “pension plan”). Benefits were based on the employee’s length of service and wages and benefits, as defined by the pension plan. The funding policy of the pension plan was generally to contribute amounts required to maintain minimum funding standards in accordance with the Employee Retirement Income Security Act. Effective December 31, 1997, upon resolution by the board of directors, the pension plan was frozen. During 2010, American Country made an application to the U.S. Internal Revenue Service to dissolve the pension plan and distribute the net plan assets to the beneficiaries. In the fourth quarter of 2011, the plan assets were fully distributed. As a result of the plan liquidation, the Company recognized a settlement charge of $2.5 million within other underwriting expenses in the fourth quarter of 2011. The settlement impact was previously reflected as an unrecognized adjustment to other comprehensive income and therefore, had created a nil impact to shareholders' equity.

	2012	2011
Change in Benefit Obligation
Benefit Obligation, beginning of year	$—	$5,110
Interest cost	—	229
Actuarial losses	—	(29)
Benefits paid	—	(229)
Settlement of obligation	—	(5,081)
Benefit Obligation, end of year	$—	$—

Change in Plan Assets
Fair value of plan assets, beginning of year	$—	$3,993
Actual return on plan assets	—	17
Employer contributions	—	1,300
Benefits Paid	—	(229)
Settlement of obligation	—	(5,081)
Fair value of plan assets, end of year	$—	$—

Funded Status, end of year	$—	$—

Items unrecognized as component of net pension cost, end of year (pre-tax)	—	—
Items unrecognized as component of net pension cost, end of year	—	—

Components of net pension cost
Interest cost	$—	$229
Expected return on plan assets	—	(177)
Amortization of prior service cost	—	—
Amortization of actuarial losses	—	61
Expense resulting from settlement of plan	—	2,544
Net periodic pension cost	$—	$2,657

Defined Contribution Plan - In January 2011, Atlas formed a defined contribution 401(k) plan covering all qualified employees of Atlas and its subsidiaries. Employees can choose to contribute up to 60% of their annual earnings but not more than $17,000 for 2011 to the plan. Qualifying employees age 50 and older can contribute an additional $5,500 in 2012. Atlas matches 50% of the employee contribution up to 5% of annual earnings for a total maximum expense of 2.5% of annual earnings per participant. Atlas contributions are discretionary. Employees are 100% vested in their own contributions and vest in Atlas contributions based on years of service with 100% vested after five years. Company contributions were $110,000 and $105,000 for the years ended December 31, 2012 and December 31, 2011, respectively.
Employee Stock Purchase Plan - In the second quarter of 2011, Atlas initiated the Atlas Employee Stock Purchase Plan (the “ESPP”) to encourage continued employee interest in the operation, growth and development of Atlas and to provide an additional investment opportunity to employees. Beginning in June 2011, full time and permanent part time employees working more than 30 hours per week are allowed to invest up to 5% of adjusted salary in Atlas ordinary shares. Atlas matches 50% of the employee contribution up to 5% of annual earnings for a total maximum expense of 2.5% of annual earnings per participant. Employees who signed up for the ESPP by May 30, 2011 each received an additional 100 ordinary shares as an initial participation incentive. Atlas will also pay administrative costs related to this plan. During the years ended December 31, 2012 and December 31, 2011, Atlas incurred costs related to the plan of $51,000 and $38,000 respectively.